Debt and Capital Leases	12 Months Ended
Dec. 31, 2011
Debt and Capital Leases Disclosure [Abstract]
Debt and Capital Leases
Debt and Capital Leases

Long-term debt and capital leases consisted of the following:

	As of December 31,
	2011	2010	Interest Rate
	(In millions except rates)
NRG Recourse Debt:
Senior notes, due 2021	$1,200	$—	7.875
Senior notes, due 2020	1,100	1,100	8.250
Senior notes, due 2019	800	—	7.625
Senior notes, due 2019 (a)	691	690	8.500
Senior notes, due 2018	1,200	—	7.625
Senior notes, due 2017	1,090	1,100	7.375
Senior notes, due 2016	—	2,400	7.375
Senior notes, due 2014 (b)	—	1,205	7.250
Term loan facility, due 2018 (c)	1,588	—	L+3.00	(f)
Term loan facility, due 2013-2015	—	1,759	L+3.25/L+1.75	(f)
Indian River Power LLC, tax exempt bonds, due 2040	57	1	6.000
Indian River Power LLC, tax exempt bonds, due 2045	148	66	5.375
Dunkirk Power LLC, tax exempt bonds, due 2042	59	59	5.875
Subtotal NRG Recourse Debt	7,933	8,380
NRG Non-Recourse Debt:
Ivanpah financing:
Solar Partners I, due 2014 and 2033	290	—	1.126 - 3.991
Solar Partners II, due 2014 and 2038	314	—	1.116 - 4.195
Solar Partners VIII, due 2014 and 2038	270	—	1.381 - 4.256
NRG Peaker Finance Co. LLC, bonds, due 2019 (d)	190	206	L+1.07	(f)
Agua Caliente Solar, LLC, due 2037	181	—	2.730 - 3.256
NRG West Holdings LLC, term loan, due 2023	159	—	L+2.25 - 2.75	(f)
NRG Energy Center Minneapolis LLC, senior secured notes, due 2013, 2017, and 2025 (e)	151	163	5.95 - 7.31
South Trent Wind LLC, financing agreement, due 2020	75	78	L+ 2.50	(f)
Solar Power Partners - SPP Fund II/IIB LLC term loans, due 2017	17	—	L+3.50	(f)
Solar Power Partners - SPP Fund III LLC term loan, due 2024	42	—	L+3.50	(f)
NRG Roadrunner LLC, due 2031	61	—	L+2.01	(f)
NRG Solar Blythe LLC, credit agreement, due 2028	27	29	L+ 2.50	(f)
NRG Connecticut Peaking Development LLC, equity bridge loan facility, due 2010 and 2011	—	61	L + 2.00	(f)
NINA TANE and Shaw facilities, due 2012 and 2013	—	167	L+2.00 - 6.00	(f)
Other	19	20	various
Subtotal NRG Non-Recourse Debt	1,796	724
Subtotal	9,729	9,104
Capital leases:
Saale Energie GmbH, Schkopau capital lease, due 2021	103	107
Subtotal	9,832	9,211
Less current maturities (g)	87	463
Total long-term debt and capital leases	$9,745	$8,748
Funded letter of credit	$—	$1,300	L+1.75-L+3.25	(f)

(a)
Includes discount of $(9) million and $(10) million as of December 31, 2011, and 2010, respectively. On June 5, 2009, NRG issued these $700 million aggregate principal amount bonds at a yield of 8.75%.

(b)	Includes fair value adjustment of $5 million as of December 31, 2010, reflecting an adjustment for an interest rate swap.

(c)	Includes discount of $(3) million as of December 31, 2011.

(d)	Includes discount of $(20) million and $(25) million as of December 31, 2011, and 2010, respectively.

(e)	Includes premium of $1 million and $1 million as of December 31, 2011, and 2010, respectively.

(f)	L+ equals LIBOR plus x%.

(g)	Includes discount of $(5) million and $(5) million on the NRG Peaker Finance debt as of December 31, 2011, and 2010, respectively.

Senior Notes

Redemption of Senior Notes

On January 26, 2011, the Company redeemed $945 million of the 2014 Senior Notes through a tender offer, at an early redemption percentage of 102.063%. An additional $2 million was tendered at a redemption percentage of 100.063% and the remaining $253 million of 2014 Senior Notes were called on February 25, 2011, at a redemption percentage of 101.813% A $28 million loss on the extinguishment of the 2014 Senior Notes was recorded, which primarily consisted of the premiums paid on the redemption and the write-off of previously deferred financing costs.

On May 24, 2011, the Company redeemed $1.7 billion of the 2016 Senior Notes through a tender offer, at an early redemption percentage of 103.938%. An additional $0.4 million was tendered at a redemption percentage of 102.938% and the remaining $666 million of 2016 Senior Notes was called on June 23, 2011, at a redemption percentage of 103.688% A $115 million loss on the extinguishment of the 2016 Senior Notes was recorded, which primarily consisted of the premiums paid on the redemption and the write-off of previously deferred financing costs.

Senior Notes Outstanding

As of December 31, 2011, NRG had six outstanding issuances of senior notes, or Senior Notes, under an Indenture, dated February 2, 2006, or the Indenture, between NRG and Law Debenture Trust Company of New York, as trustee:
(i.)7.375% senior notes, issued November 21, 2006 and due January 15, 2017, or the 2017 Senior Notes;
(ii.)8.500% senior notes, issued June 5, 2009 and due June 15, 2019, or the 2019 Senior Notes;
(iii.)8.250% senior notes, issued August 20, 2010 and due September 1, 2020, or the 2020 Senior Notes;
(iv.)7.625% senior notes, issued January 26, 2011 and due January 15, 2018, or the 2018 Senior Notes;
(v.)7.625% senior notes, issued May 24, 2011 and due May 15, 2019, or the 7.625% 2019 Senior Notes; and
(vi.)7.875% senior notes, issued May 24, 2011 and due May 15, 2021, or the 2021 Senior Notes.

The Company periodically enters into supplemental indentures for the purpose of adding entities under the Senior Notes as guarantors.

The Indentures and the form of notes provide, among other things, that the Senior Notes will be senior unsecured obligations of NRG. The Indentures also provide for customary events of default, which include, among others: nonpayment of principal or interest; breach of other agreements in the Indentures; defaults in failure to pay certain other indebtedness; the rendering of judgments to pay certain amounts of money against NRG and its subsidiaries; the failure of certain guarantees to be enforceable; and certain events of bankruptcy or insolvency. Generally, if an event of default occurs, the Trustee or the Holders of at least 25% in principal amount of the then outstanding series of Senior Notes may declare all of the Senior Notes of such series to be due and payable immediately. The terms of the Indentures, among other things, limit NRG's ability and certain of its subsidiaries' ability to return capital to stockholders, grant liens on assets to lenders and incur additional debt. Interest is payable semi-annually on the Senior Notes until their maturity dates.

2017 Senior Notes

On or after January 15, 2012, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth below, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
February 1, 2012 to January 31, 2013	103.688%
February 1, 2013 to January 31, 2014	102.458%
February 1, 2014 to January 31, 2015	101.229%
February 1, 2015 and thereafter	100.000%

2019 Senior Notes

Prior to June 15, 2012, NRG may redeem up to 35% of the aggregate principal amount of the 2019 Senior Notes with the net proceeds of certain equity offerings, at a redemption price of 108.5% of the principal amount. Prior to June 15, 2014, NRG may redeem all or a portion of the 2019 Senior Notes at a price equal to 100% of the principal amount plus a premium and accrued and unpaid interest. The premium is the greater of: (i) 1% of the principal amount of the notes; or (ii) the excess of the principal amount of the note over the following: the present value of 104.25% of the note, plus interest payments due on the note from the date of redemption through June 15, 2014, discounted at a Treasury rate plus 0.50%. In addition, on or after June 15, 2014, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
June 15, 2014 to June 14, 2015	104.250%
June 15, 2015 to June 14, 2016	102.830%
June 15, 2016 to June 14, 2017	101.420%
June 15, 2017 and thereafter	100.000%

2020 Senior Notes

Prior to September 1, 2013, NRG may redeem up to 35% of the aggregate principal amount of the 2020 Senior Notes with the net proceeds of certain equity offerings, at a redemption price of 108.25% of the principal amount. Prior to September 1, 2015, NRG may redeem all or a portion of the 2020 Senior Notes at a price equal to 100% of the principal amount plus a premium and accrued and unpaid interest. The premium is the greater of (i) 1% of the principal amount of the note; or (ii) the excess of the principal amount of the note over the following: the present value of 104.125% of the note, plus interest payments due on the note from the date of redemption through September 1, 2015, discounted at a Treasury rate plus 0.50%. In addition, on or after September 1, 2015, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
On or after September 1, 2015	104.125%
On or after September 1, 2016	102.750%
On or after September 1, 2017	101.375%
September 1, 2018 and thereafter	100.000%

2018 Senior Notes

On January 26, 2011, NRG issued $1.2 billion aggregate principal amount at par of 7.625% Senior Notes due 2018, or the 2018 Senior Notes. The 2018 Senior Notes were issued under the Indenture. The Indenture and the form of the notes provide, among other things, that the 2018 Senior Notes will be senior unsecured obligations of NRG. The net proceeds of $1.195 billion were used primarily to complete the tender offer of the 2014 Senior Notes. Interest is payable semi-annually beginning on July 15, 2011, until their maturity date of January 15, 2018.

Prior to maturity, NRG may redeem all or a portion of the 2018 Senior Notes at a redemption price equal to 100% of the principal amount of the notes redeemed plus a premium and accrued and unpaid interest. The premium is the greater of (i) 1% of the principal amount of the note or (ii) the excess of the present value of the principal amount at maturity plus all required interest payments due on the note through the maturity date discounted at a Treasury rate plus 0.50%.

7.625% 2019 Senior Notes and 2021 Senior Notes

On May 24, 2011, NRG issued $800 million aggregate principal amount at par of 7.625% Senior Notes due 2019, or the 7.625% 2019 Senior Notes, and $1.2 billion aggregate principal amount at par of 7.875% Senior Notes due 2021, or the 2021 Senior Notes.

The net proceeds of $2 billion for both the 7.625% 2019 Senior Notes and the 2021 Senior Notes were used to complete the tender offer of the 2016 Senior Notes. Interest is payable semi-annually beginning on November 15, 2011, until their maturity dates of May 15, 2019, and May 15, 2021, respectively.

Prior to May 15, 2014, NRG may redeem up to 35% of the aggregate principal amount of the 7.625% 2019 Senior Notes with the net proceeds of certain equity offerings, at a redemption price of 107.625% of the principal amount. Prior to May 15, 2014, NRG may redeem all or a portion of the 7.625% 2019 Senior Notes at a price equal to 100% of the principal amount plus a premium and accrued and unpaid interest. The premium is the greater of: (i) 1% of the principal amount of the notes; or (ii) the excess of the principal amount of the note over the following: the present value of 103.813% of the note, plus interest payments due on the note from the date of redemption through May 15, 2014, discounted at a Treasury rate plus 0.50%. In addition, on or after May 15, 2014, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
May 15, 2014 to May 14, 2015	103.813%
May 15, 2015 to May 14, 2016	101.906%
May 15, 2016 and thereafter	100.000%

Prior to May 15, 2016, NRG may redeem up to 35% of the aggregate principal amount of the 2021 Senior Notes with the net proceeds of certain equity offerings, at a redemption price of 107.875% of the principal amount. Prior to May 15, 2016, NRG may redeem all or a portion of the 2021 Senior Notes at a price equal to 100% of the principal amount plus a premium and accrued and unpaid interest. The premium is the greater of: (i) 1% of the principal amount of the notes; or (ii) the excess of the principal amount of the note over the following: the present value of 103.938% of the note, plus interest payments due on the note from the date of redemption through May 15, 2016, discounted at a Treasury rate plus 0.50%. In addition, on or after May 15, 2016, NRG may redeem some or all of the notes at redemption prices expressed as percentages of principal amount as set forth in the following table, plus accrued and unpaid interest on the notes redeemed to the first applicable redemption date:

Redemption Period	Redemption Percentage
May 15, 2016 to May 14, 2017	103.938%
May 15, 2017 to May 14, 2018	102.625%
May 15, 2018 to May 14, 2019	101.313%
May 15, 2019 and thereafter	100.000%

Senior Credit Facility

On July 1, 2011, NRG replaced its Senior Credit Facility, consisting of its Term Loan Facility, Revolving Credit Facility and Funded Letter of Credit Facility, with a new senior secured facility, or the 2011 Senior Credit Facility, which includes the following:

•
A $2.3 billion revolving credit facility, or the 2011 Revolving Credit Facility, with a maturity date of July 1, 2016, which will pay interest on amounts drawn at a rate of LIBOR plus 2.75%. In addition, the related Funded Letter of Credit loan was repaid, the non-current restricted cash balance was returned to the lenders and the related balances were removed from NRG's balance sheet. A $13 million loss on extinguishment of the Revolving Credit Facility and Funded Letter of Credit Facility was recorded, which consisted of the write-off of previously deferred financing costs. As of December 31, 2011, a total of $1.627 billion letters of credit were issued under the 2011 Revolving Credit Facility, with $673 million remaining available to be issued. Commitment fees of 0.50% are charged on the unused portion of the 2011 Revolving Credit Facility.

•
A $1.6 billion term loan facility, or the 2011 Term Loan Facility, with a maturity date of July 1, 2018, which will pay interest at a rate of LIBOR plus 3.00%, with a LIBOR floor of 1.00%. The debt was issued at 99.75% of face value; the discount will be amortized to interest expense over the life of the loan. Repayments under the 2011Term Loan Facility will consist of 0.25% per quarter, with the remainder due at maturity. The proceeds of the new term loan facility were used to repay the existing Term Loan Facility balance outstanding. A $19 million loss on extinguishment of the Term Loan Facility was recorded, which consisted of the write-off of previously deferred financing costs.

The 2011 Senior Credit Facility is guaranteed by substantially all of NRG's existing and future direct and indirect subsidiaries, with certain customary or agreed-upon exceptions for unrestricted foreign subsidiaries, project subsidiaries, and certain other subsidiaries. The capital stock of substantially all of NRG's subsidiaries, with certain exceptions for unrestricted subsidiaries, foreign subsidiaries, and project subsidiaries, has been pledged for the benefit of the 2011 Senior Credit Facility's lenders.

The 2011 Senior Credit Facility is also secured by first-priority perfected security interests in substantially all of the property and assets owned or acquired by NRG and its subsidiaries, other than certain limited exceptions. These exceptions include assets of certain unrestricted subsidiaries, equity interests in certain of NRG's project affiliates that have non-recourse debt financing, and voting equity interests in excess of 66% of the total outstanding voting equity interest of certain of NRG's foreign subsidiaries.

The 2011 Senior Credit Facility contains customary covenants, which, among other things, require NRG to meet certain financial tests, including minimum interest coverage ratio and a maximum leverage ratio on a consolidated basis, and limit NRG's ability to:

•	incur indebtedness and liens and enter into sale and lease-back transactions;

•	make investments, loans and advances; and

•	return capital to stockholders.

Interest Rate Swaps - NRG entered into interest rate swaps, which became effective on April 1, 2011, and are intended to hedge the risks associated with floating interest rates. The Company pays its counterparty the equivalent of a fixed interest payment on a predetermined notional value, and NRG receives the monthly equivalent of a floating interest payment based on a 1-month LIBOR calculated on the same notional value. All interest rate swap payments by NRG and its counterparty are made monthly and the LIBOR is determined in advance of each interest period. The total notional amount of the swaps, which mature on February 1, 2013, is $900 million with changes in the fair value through June 30, 2011 recorded in OCI and subsequent changes in the fair value reported in interest expense.

Indian River Power LLC Tax-Exempt Bonds

On October 12, 2010, NRG executed a $190 million tax-exempt bond financing through its wholly-owned subsidiary, Indian River Power LLC. The bonds were issued by the Delaware Economic Development Authority and will be used for construction of emission control equipment on the Indian River Generating Station in Millsboro, DE, or Indian River. The bonds were issued at a rate of 5.375%, have a maturity date of October 1, 2045, and are supported by an NRG guarantee. The proceeds received through December 31, 2011, were $148 million, and the remaining balance will be received over time as construction costs are paid.

On December 10, 2010, NRG executed an additional $57 million tax-exempt bond financing through Indian River Power LLC. The bonds were issued by Sussex County, Delaware, and will be used for construction of emission control equipment on Indian River. The bonds were issued at a rate of 6.0%, have a maturity date of October 1, 2040, and are supported by an NRG guarantee. The proceeds received through December 31, 2011, were $57 million, and the remaining balance will be received over time as construction costs are paid.

Dunkirk Power LLC Tax-Exempt Bonds

On April 15, 2009, NRG executed a $59 million tax-exempt bond financing, or the Dunkirk bonds, through its wholly-owned subsidiary, Dunkirk Power LLC, whereby all the proceeds were received as of December 31, 2011. The bonds were issued by the County of Chautauqua Industrial Development Agency and are being used for the construction of emission control equipment on the Dunkirk Generating Station in Dunkirk, NY. The bonds initially bore weekly interest based on the Securities Industry and Financial Markets Association, or SIFMA, rate, and on February 1, 2010, the Company fixed the rate on the bonds at 5.875%, with interest payable semiannually. The bonds have a maturity date of April 1, 2042, and are supported by an NRG guarantee.

NRG Non-Recourse Debt

Project Financings

The following are descriptions of certain indebtedness of NRG's project subsidiaries that are outstanding as of December 31, 2011. The indebtedness described below is non-recourse to NRG, unless otherwise noted.

Ivanpah Financing

On April 5, 2011, NRG acquired a majority interest in Ivanpah, as discussed in Note 3, Business Acquisitions and Dispositions. On April 5, 2011, Ivanpah entered into the Ivanpah Credit Agreement with the FFB to borrow up to $1.6 billion to finance the costs of constructing the Ivanpah solar facilities. Each phase of the project is governed by a separate financing agreement and is non recourse to both the other projects and to NRG. Funding requests are submitted to the FFB on a monthly basis and the loans provided by the FFB are guaranteed by the U.S. DOE.   Amounts borrowed under the Ivanpah Credit Agreement accrue interest at a fixed rate based on U.S. Treasury rates plus a spread of 0.375% and are secured by all the assets of Ivanpah. Ivanpah intends to submit an application to the U.S. Department of Treasury for a cash grant; any proceeds received will be utilized to repay the borrowings that mature in 2014.

The following table reflects the borrowings under the Ivanpah Credit Agreement as of December 31, 2011:

	Maximum borrowings available under Ivanpah Credit Agreement	Amounts borrowed	Weighted average interest rate on amounts borrowed
	(In millions, except rates)
Solar Partners I, due June 27, 2014 (a)	$159	$154	1.678%
Solar Partners I, due June 27, 2033	392	136	3.181%
Solar Partners II, due February 27, 2014 (a)	132	129	1.609%
Solar Partners II, due February 27, 2038	387	185	3.458%
Solar Partners VIII, due October 27, 2014 (a)	117	111	1.997%
Solar Partners VIII, due October 27, 2038	440	159	3.561%
	$1,627	$874
(a) The cash portion of the loan is fully drawn; additional amounts will be utilized for capitalized interest.
Peakers

In June 2002, NRG Peaker Finance Company LLC, or Peakers, an indirect wholly-owned subsidiary, issued $325 million in floating rate bonds due June 2019. Peakers subsequently swapped such floating rate debt for fixed rate debt at an all-in cost of 6.67% per annum. Principal, interest, and swap payments were originally guaranteed by Syncora Guarantee Inc., successor in interest to XL Capital Assurance, through a financial guaranty insurance policy. In 2009, Assured Guaranty Mutual Corp assumed the responsibility as the bond insurer and controlling party. Syncora Guarantee Inc. continues to be the swap insurer. These notes are also secured by, among other things, substantially all of the assets of and membership interests in Bayou Cove Peaking Power LLC, Big Cajun I Peaking Power LLC, NRG Sterlington Power LLC, NRG Rockford LLC, NRG Rockford II LLC, and NRG Rockford Equipment LLC. As of December 31, 2011, $210 million in principal remained outstanding on these bonds. Upon emergence from bankruptcy, NRG issued a $36 million letter of credit to Peakers' collateral agent. The letter of credit may be drawn if the project is unable to meet principal or interest payments. There are no provisions requiring NRG to replenish the letter of credit if it is drawn. On December 31, 2011, the collateral agent drew $18 million on the letter of credit to meet the debt service requirements and as of December 31, 2011, $4 million remains available for additional letters of credit issuances.

Agua Caliente Financing

On August 5, 2011, NRG acquired Agua Caliente, as discussed in Note 3, Business Acquisitions and Dispositions.  In connection with the acquisition, Agua Caliente Solar LLC, a wholly-owned subsidiary of NRG, entered into the Agua Caliente Financing Agreement with the FFB, to borrow up to $967 million to finance the costs of constructing this solar facility.  The Agua Caliente Financing Agreement, which matures in 2037, is non-recourse to NRG. Funding requests will be submitted to the FFB on a monthly basis and the loans provided by the FFB are guaranteed by the U.S. DOE. Amounts borrowed under the Agua Caliente Financing Agreement accrue interest at a fixed rate based on U.S. Treasury rates plus a spread of 0.375%, and are secured by the assets of Agua Caliente.  As of December 31, 2011, $181 million had been drawn under this agreement.

NRG West Holdings Credit Agreement

On August 23, 2011, NRG, through its wholly-owned subsidiary, NRG West Holdings LLC, or West Holdings, entered into a credit agreement with a group of lenders in respect to the El Segundo Energy Center, or the West Holdings Credit Agreement. The West Holdings Credit Agreement, which establishes a $540 million, two tranche construction loan facility with additional facilities for the issuance of letters of credit or working capital loans, is secured by the assets of West Holdings.
The two tranche construction loan facility consists of the $480 million Tranche A Construction Facility, or the Tranche A Facility, and the $60 million Tranche B Construction Facility, or the Tranche B Facility. The Tranche A and Tranche B Facilities, which mature in August 2023, convert to a term loan and have an interest rate of LIBOR, plus an applicable margin which increases by 0.125% periodically from conversion through year eight for the Tranche A Facility and increases by 0.125% upon term conversion and on the third and sixth anniversary of the term conversion and by 0.250% on the eighth anniversary of the term conversion for the Tranche B Facility. The Tranche A and Tranche B Facilities amortize based upon a predetermined schedule over the term of the loan with the balance payable at maturity.
The West Holdings Credit Agreement also provides for the issuance of letters of credit and working capital loans to support the El Segundo Energy Center collateral needs. This includes letter of credit facilities on behalf of West Holdings of up to $90 million in support of the PPA, up to $48 million in support of the collateral agent, and a working capital facility which permits loans or the issuance of letters of credit of up to $10 million.
As of December 31, 2011, under the West Holdings Credit Agreement, West Holdings borrowed $159 million under the Tranche A Facility, issued a $30 million letter of credit in support of the PPA, and issued a $6 million letter of credit under the working capital facility.

NRG Thermal

NRG owns and operates its thermal business through a wholly-owned subsidiary holding company, NRG Thermal LLC, or NRG Thermal. In 1993, the predecessor entity to NRG Thermal's largest subsidiary, NRG Energy Center Minneapolis LLC, or NRG Thermal Minneapolis, issued $84 million of 7.31% senior secured notes due June 2013, of which $12 million remained outstanding as of December 31, 2011. In 2002, NRG Thermal Minneapolis issued an additional $55 million of 7.25% Series A notes due August 2017, of which $29 million remained outstanding as of December 31, 2011, and $20 million of 7.12% Series B notes due August 2017, of which $10 million remained outstanding as of December 31, 2011. In 2010, NRG Thermal Minneapolis issued $100 million of 5.95% Series C notes due June 23, 2025, of which $100 million remained outstanding as of December 31, 2011.

The indebtedness under these notes is secured by substantially all of the assets of NRG Thermal Minneapolis. NRG Thermal has guaranteed the indebtedness, and its guarantee is secured by a pledge of the equity interests in all of NRG Thermal's subsidiaries.

South Trent Financing Agreement

In connection with the acquisition, on June 14, 2010, South Trent Wind LLC entered into a financing agreement, or the South Trent Financing Agreement, with a group of lenders, which matures on June 14, 2020. The South Trent Financing Agreement includes a $79 million term loan, as well as a $10 million letter of credit facility in support of the PPA. The South Trent Financing Agreement also provides for up to $7 million in additional letter of credit facilities. The term loan accrues interest at LIBOR plus a margin based upon a grid, which is initially 2.5% and increases every two years by 12.5 basis points. The term loan amortizes quarterly based upon a predetermined schedule with the unamortized portion due at maturity. As of December 31, 2011, $75 million was outstanding under the term loan and $10 million was issued under the letter of credit facility.

Solar Power Partners Financing

NRG acquired Solar Power Partners, or SPP, on November 7, 2011. The following is a description of the long-term debt acquired in connection with the acquisition.

SPP Fund II/II-B — In order to finance the construction of solar assets, SPP Fund II entered into a term loan agreement with a bank. Under the agreement, SPP Fund II borrowed $20 million, which matures on June 30, 2024, and bears interest at LIBOR plus 3.50% and SPP Fund II-B borrowed $3 million, which matures on September 30, 2024 and bears interest at LIBOR plus 3.50%. The term loans are secured by substantially all of the assets of the respective fund and contain certain non-financial reporting covenants. The outstanding balance under the Fund II term loan was $15 million and under the Fund II-B term loan was $2 million as of the acquisition date and as of December 31, 2011.

SPP Fund III — In order to finance the construction of solar assets, SPP Fund III entered into a credit facility for a $75 million construction loan with two banks. The construction phase was completed in 2011 with the Company having borrowed $44 million. In June 2011 the construction loan converted to a term loan which amortizes quarterly with the remaining balance due on March 31, 2017, and bears interest at LIBOR plus 3.50%. SPP Fund III also issued a $1 million letter of credit in support of its agreements with one of its customers. The term loans are secured by substantially all of the assets of the respective fund and contain certain nonfinancial reporting covenants. As of the acquisition date and as of December 31, 2011, $42 million was outstanding under the credit facility.

Roadrunner Financing

On May 25, 2011, NRG, through its wholly-owned subsidiary, NRG Roadrunner LLC, or Roadrunner, entered into a credit agreement with a bank, or the Roadrunner Financing Agreement, for a $47 million construction loan that converted to a term loan on January 10, 2012 and a $21 million cash grant loan, both of which have an interest rate of LIBOR plus an applicable margin of 2.01%. The term loan has an interest rate of LIBOR plus an applicable margin which escalates 0.25% every five years and ranges from 2.10% at closing to 2.76% in year fifteen through maturity. The term loan, which is secured by all the assets of Roadrunner, matures on September 30, 2031, and amortizes based upon a predetermined schedule. The cash grant loan matures upon the earlier of the receipt of the cash grant or March 31, 2012. The Roadrunner Financing Agreement also includes a letter of credit facility on behalf of Roadrunner of up to $5 million. Roadrunner pays an availability fee of 100% of the applicable margin on issued letters of credit. As of December 31, 2011, $47 million was outstanding under the construction loan, $14 million was outstanding under the cash grant loans and $2 million in letters of credit in support of the PPA were issued. On January 10, 2012, in connection with the conversion of the construction loan to a term loan, the Company borrowed an additional $4 million of cash grant loans and issued a $3 million letter of credit in support of debt service.

Blythe Credit Agreement

On June 24, 2010, NRG Solar Blythe LLC, or Blythe, entered into a credit agreement with a bank, or the Blythe Credit Agreement, for a $30 million term loan which has an interest rate of LIBOR plus an applicable margin which escalates 0.25% every three years and ranges from 2.5% at closing to 3.75% in year fifteen. The term loan matures in June 2028, amortizes based upon a predetermined schedule, and is secured by all of the assets of Blythe. The bank has also issued two letters of credit on behalf of Blythe, totaling $6 million. Blythe pays an availability fee of 100% of the applicable margin on these issued letters of credit. As of December 31, 2011, $27 million was outstanding under the term loan and $6 million in letters of credit were issued.

CVSR Financing

On September 30, 2011, NRG acquired CVSR, as discussed in Note 3, Business Acquisitions and Dispositions. In connection with the acquisition, High Plains Ranch II LLC, a wholly-owned subsidiary of NRG, entered into the CVSR Financing Agreement with the FFB, to borrow up to $1.2 billion to finance the costs of constructing this solar facility. The CVSR Financing Agreement, which matures in 2037, is non-recourse to NRG. Funding requests will be submitted to the FFB on a monthly basis and the loans provided by the FFB are guaranteed by the U.S. DOE. Amounts borrowed under the CVSR Financing Agreement accrue interest at a fixed rate based on U.S. Treasury rates plus a spread of 0.375%, and are secured by the assets of CVSR. As of December 31, 2011, no amounts were drawn under this agreement. CVSR intends to submit an application to the U.S. Department of Treasury for a cash grant; any proceeds received will be utilized to repay borrowings under the CVSR Financing Agreement.

Under the terms of the CVSR Financing Agreement, on November 17, 2011, CVSR entered into a series of swaptions with a notional value of $686 million, or 80% of the guaranteed term loan amount, in order to hedge the project interest rate risk. These swaptions mature over a series of seven scheduled settlement dates to correspond with the completion dates of the project.

GenConn Energy LLC related financings

NRG Connecticut Peaking Development LLC, or NRG Connecticut Peaking, a wholly-owned subsidiary of NRG, had an equity bridge loan facility, or EBL, in the amount of $122 million from a syndicate of banks. The purpose of the EBL was to fund the Company's proportionate share of the project construction costs required to be contributed into GenConn Energy LLC, or GenConn, a 50% equity method investment of the Company. The EBL bore interest at a rate of LIBOR +2% on drawn amounts, and was backed by a letter of credit issued by NRG under its Funded Letter of Credit Facility equal to at least 104% of amounts outstanding under the EBL. On September 29, 2010, GenConn's Devon project reached its commercial operations date, or COD, as defined in the financing documents and NRG Connecticut Peaking repaid the $55 million portion of the EBL used to fund the Devon project, and converted $56 million of a promissory note from GenConn into equity. On June 29, 2011, when GenConn's Middletown project reached COD, as defined in the financing documents, NRG Connecticut Peaking repaid the remaining $61 million outstanding under the EBL. The commitment was terminated and the collateral held under the EBL, including the letter of credit issued by NRG under the Funded Letter of Credit Facility, was returned.

NRG Repowering Holdings LLC

NRG Repowering Holdings LLC, or NRG Repowering, had $5 million outstanding under a revolving credit facility as of December 31, 2011. On January 25, 2012, the facility was repaid and terminated and a supporting letter of credit issued by NRG was returned.

On January 25, 2012, NRG Repowering entered into a Credit and Reimbursement Agreement which provides for a $10 million working capital facility that can be used for general corporate purposes or to issue letters of credit, and an $80 million letter of credit facility. Interest on the letters of credit accrues at 3.5% and on loans under the working capital facility at LIBOR plus 3.5%. The facility is secured by NRG Repowering's investments in GenConn and South Trent Wind LLC, and matures January 25, 2015. As of January 23, 2012, NRG Repowering had issued a $10 million letter of credit under the working capital facility and $80 million in letters of credit under the letter of credit facility.

NINA Financing Arrangements

TANE and Shaw Facilities — NINA and TANE entered into a credit facility, wherein TANE committed up to $500 million to finance purchases of long-lead materials and equipment for the construction of STP Units 3 and 4. NINA also entered into a credit facility with Shaw, wherein Shaw committed up to $100 million to finance working capital needs and the expenses of Shaw related to the construction of STP Units 3 and 4. As described further in Note 4, Nuclear Innovation North America LLC Developments, Including Impairment Charge, NRG deconsolidated NINA as of March 31, 2011; therefore any amounts outstanding under these facilities are no longer consolidated into NRG's financial statements.

Interest Rate Swaps — Project Financings

Many of NRG's project subsidiaries entered into interest rate swaps, intended to hedge the risks associated with interest rates on non-recourse project level debt. These swaps amortize in proportion to their respective loans and are floating for fixed where the project subsidiary pays its counterparty the equivalent of a fixed interest payment on a predetermined notional value and will receive quarterly the equivalent of a floating interest payment based on the same notional value. All interest rate swap payments by the project subsidiary and its counterparty are made quarterly and the LIBOR is determined in advance of each interest period. The following table summarizes the swaps, some of which are forward starting as indicated, related to NRG's project level debt as of December 31, 2011.

Non-Recourse Debt	% of Principal	Fixed Interest Rate	Floating Interest Rate	Notional Amount at December 31, 2011 (In millions)	Effective Date	Maturity Date
NRG Peaker Finance Co. LLC	100%	6.673%	3-mo. LIBOR + 1.07%	$210	June 18, 2002	June 10, 2019
NRG West Holdings LLC	75%	2.4165%	3-mo. LIBOR	135	November 30, 2011	August 31, 2023
South Trent Wind LLC	75%	3.265%	3-mo. LIBOR	56	June 14, 2010	June 14, 2020
South Trent Wind LLC	75%	4.95%	3-mo. LIBOR	21	June 14, 2020	June 14, 2028
NRG Solar Roadrunner LLC	75%	4.313%	3-mo. LIBOR	36	September 30, 2011	December 31, 2029
NRG Solar Blythe LLC	75%	3.563%	3-mo. LIBOR	20	June 25, 2010	June 25, 2028
Solar Power Partners II	75%	7.14%	3-mo. LIBOR + 3.5%	11	June 30, 2009	June 30, 2024
Solar Power Partners II-B	75%	6.72%	3-mo. LIBOR + 3.5%	2	October 1, 2009	September 30, 2024
Solar Power Partners III	100%	3.67%	3-mo. LIBOR	42	April 30, 2010	September 30, 2026

Capital Leases

Saale Energie GmbH

Saale Energie GmbH, or SEG, an NRG wholly-owned subsidiary, has a 41.9% participation in Schkopau through NRG's interest in the Kraftwerke Schkopau GbR, or KSGbR, partnership. Under the terms of a Use and Benefit Fee Agreement, SEG and the other partner to the project, E.ON Kraftwerke GmbH, are required to fund debt service and certain other costs resulting from the construction and financing of Schkopau. The Use and Benefit Fee Agreement is treated as a capital lease under U.S. GAAP. Calls for funds are made to the partners based on their participation interest as cash is needed. As of December 31, 2011, the capital lease obligation at SEG was $103 million.

The KSGbR issued debt to fund Schkopau pursuant to multiple facilities totaling €785 million. As of December 31, 2011, €117 million (approximately $152 million) remained outstanding at Schkopau. Interest accrues on the individual loans at fixed rates averaging 6.70% per annum, with maturities occurring between 2012 and 2020. SEG remains liable to the lenders as a partner in KSGbR, but there is no recourse to NRG.

Consolidated Annual Maturities and Future Minimum Lease Payments

Annual payments based on the maturities of NRG's debt and capital leases, for the years ending after December 31, 2011 are as follows:

(In millions)
2012	$87
2013	71
2014	496
2015	129
2016	137
Thereafter	8,912
Total	$9,832

NRG's future minimum lease payments for capital leases included above as of December 31, 2011, are as follows:

(In millions)
2012	$11
2013	10
2014	8
2015	7
2016	5
Thereafter	82
Total minimum obligations	123
Interest	20
Present value of minimum obligations	103
Current portion	8
Long-term obligations	$95